SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
A summary of the Company’s options activity (for employees and directors) under the 2013 Plan is as follows:

	Year ended December 31,
	2015		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	783,332	$4.47	403,110	$0.0004
Granted	1,300,170	6.58	380,222	9.21

Outstanding at end of year	2,083,502	5.79	783,332	4.47

Vested and expected to vest	2,083,502	5.79	783,332	4.47

Options exercisable at the end of the year	834,650	$4.98	429,589	$1.33

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options outstanding as of December 31, 2015, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
0.0004 - 0.95	411,630	6.57	0.02	408,432	6.56	0.01
5.08 - 5.60	779,603	9.76	5.36	-	-	-
6.04 - 7.17	142,500	7.69	6.22	50,000	5.62	6.49
8.47 - 11.00	749,769	8.45	9.32	376,218	7.83	10.16

0.0004 - 11.00	2,083,502	8.52	5.79	834,650	7.07	4.98

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Share based compensation expense recognized in the consolidated statement of operations is as follows:

	Year ended
	December 31,
	2015	2014	2013

Research and development expenses	$381	$83	$44

Pre-commercialization expenses	159	-	-

General and administrative expenses	2,083	653	210

	$2,623	$736	$254

Nonemployee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The outstanding options granted to the Company’s service providers are as follows:

		Exercise
Grant Date	Number of Options *)	Price	Expiration Date

December 2, 2014	20,000	7.78	December 2, 2024

*) All options were fully vested on the grant date.